Leases - Summary Of Lessee, Operating Lease, Liability, Maturity (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 2,743
2023	2,596
2024	2,670
2025	891
Total lease payments	8,900
Less: Imputed interest	(1,107)
Operating lease liabilities	$ 7,793